OPERATING LEASES - Summary of Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
January 1, 2020 – December 31, 2020	$ 3,123
January 1, 2021 – December 31, 2021	3,217
January 1, 2022 – December 31, 2022	3,314
January 1, 2023 – December 31, 2023	3,413
January 1, 2024 – December 31, 2024	3,515
January 1, 2025 and onwards	16,304
Total	$ 32,886